Discontinued Operations - Narrative (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Feb. 01, 2018
Telerhythmics [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	$ 1,950
Medical Device Sales and Service [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration		$ 8,000
Held in escrow		$ 500